Cover	9 Months Ended
Sep. 20, 2024
Cover [Abstract]
Entity Registrant Name	AMERICAS GOLD AND SILVER CORPORATION
Entity Central Index Key	0001286973
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 20, 2024
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2024
Entity File Number	001-37982
Entity Address Address Line 1	145 King Street West
Entity Address Address Line 2	Suite 2870
Entity Address City Or Town	Toronto
Entity Address State Or Province	ON
Entity Address Country	CA
Entity Address Postal Zip Code	M5H 1J8